NATURE OF BUSINESS	12 Months Ended
Dec. 31, 2013
NATURE OF BUSINESS
NATURE OF BUSINESS

1. NATURE OF BUSINESS

Ecolab Inc. (“Ecolab” or “the company”) is the global leader in water, hygiene and energy technologies and services that protect people and vital resources. The company delivers comprehensive programs and services to promote safe food, maintain clean environments, optimize water and energy use and improve operational efficiencies for customers in the food, energy, healthcare, industrial and hospitality markets in more than 170 countries.

The company’s cleaning and sanitizing programs and products, pest elimination services, and equipment maintenance and repair services support customers in the foodservice, food and beverage processing, hospitality, healthcare, government and education, retail, textile care and commercial facilities management sectors. The company’s chemicals and technologies are also used in water treatment, pollution control, energy conservation, oil production and refining, steelmaking, papermaking, mining and other industrial processes.